Fair Values of Financial Instruments - Schedule of Estimated Fair Values of Recognized Financial Instruments (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financial assets
Securities available-for-sale	$ 103,875	$ 127,969
Securities held-to-maturity	23,444	34,011
Loans held for sale		47
Bank-owned life insurance	10,361	10,085
Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	261	246
Carrying Value [Member]
Financial assets
Cash and cash equivalents	36,838	38,272
Securities available-for-sale	103,875	127,969
Securities held-to-maturity	23,883	33,819
Restricted stock	4,614	4,614
Loans held for sale		47
Net loans	470,158	418,209
Bank-owned life insurance	10,361	10,085
Accrued interest receivable	1,409	1,513
Financial liabilities
Deposits	540,785	525,042
Short-term borrowings	48,742	48,598
Other borrowings	12,385	13,465
Accrued interest payable	76	80
Carrying Value [Member] | Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	261	246
Fair Value [Member]
Financial assets
Cash and cash equivalents	36,838	38,272
Securities available-for-sale	103,875	127,969
Securities held-to-maturity	23,444	34,011
Restricted stock	4,614	4,614
Loans held for sale		47
Net loans	471,815	420,181
Bank-owned life insurance	10,361	10,085
Accrued interest receivable	1,409	1,513
Financial liabilities
Deposits	541,318	525,643
Short-term borrowings	48,742	48,598
Other borrowings	12,511	13,667
Accrued interest payable	76	80
Fair Value [Member] | Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	261	246
Fair Value [Member] | Level I [Member]
Financial assets
Cash and cash equivalents	36,838	38,272
Securities available-for-sale	1,081	1,064
Restricted stock	4,614	4,614
Loans held for sale		47
Bank-owned life insurance	10,361	10,085
Accrued interest receivable	1,409	1,513
Financial liabilities
Deposits	428,676	405,776
Short-term borrowings	48,742	48,598
Accrued interest payable	76	80
Fair Value [Member] | Level II [Member]
Financial assets
Securities available-for-sale	102,794	126,905
Securities held-to-maturity	23,444	34,011
Fair Value [Member] | Level III [Member]
Financial assets
Net loans	471,815	420,181
Financial liabilities
Deposits	112,642	119,867
Other borrowings	12,511	13,667
Fair Value [Member] | Level III [Member] | Mortgage Servicing Rights [Member]
Financial assets
Mortgage servicing rights	$ 261	$ 246